March 18, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Managers AMG FundsFile
Nos. 333-84639; 811-09521

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that:

(1)     the forms of prospectus and statement of additional information with respect to TimesSquare Mid Cap Growth Fund (the "Fund"), a series of the Trust, that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A with respect to the Fund; and

(2)     the text of Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 28, 2005 with an effective date of February 28, 2005.

Very truly yours,

Managers AMG Funds

By: Donald S. Rumery
Treasurer

cc:   John M. Ganley, Staff Examiner
     Securities and Exchange Commission

   Jonathan H. Dinwoodey, Esquire
     Goodwin Procter LLP